Financial Instruments - Summary of Sensitivity Analysis Based on Group's Foreign Currency Financial Instruments (Details) - Canadian Dollars/USD Exchange Rate - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in exchange rate to foreign currencies	11.00%	5.00%
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Profit or loss strengthening	$ 1,650	$ 18
Profit or loss weakening	$ 1,650	$ 18